FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) of interest rates	1.00%
Increase (decrease) in interest expenses	₪ 5
CPI Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase (decrease) in Sensitivity analysis	2.00%	2.00%	2.00%
Decreased (increased) in equity and profit	₪ 3	₪ 9	₪ 20
USD exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase (decrease) in Sensitivity analysis	5.00%	5.00%	5.00%
Decreased (increased) in equity and profit	₪ 3	₪ 3	₪ 5